Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables

	June 30, 2019	June 30, 2018
	$	$
Trade receivables	85,232	8,634
Dividends receivable	—	828
Sales taxes receivable	18,261	5,634
	103,493	15,096